ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
	December 31, 2019	December 31, 2018	December 31, 2017

Balance, beginning of year	$188,228	$205,201	$216,000
Change in obligation	(29,314)	(16,973)	(10,799)
Accretion expense	—	—	—
Balance, end of year	$158,914	$188,228	$205,201